Supplement dated June 7, 2013 to the Wilmington Funds

Prospectus dated August 31, 2012 (the “Prospectus”)

Effective June 7, 2013, the information in the Prospectus with respect to the Wilmington Rock Maple Alternatives Fund will be amended, supplemented or replaced as follows:

Change in Sub-Advisor

Effective at the close of business on June 7, 2013, Water Island Capital, LLC (“Water Island”) will cease to be sub-advisor of the Wilmington Rock Maple Alternatives Fund (the “Fund”). Additionally, Nicolas Edney will cease to be a portfolio manager of ADAR Investment Management, LLC (“ADAR”). Accordingly, as of June 7, 2013, all references to Water Island and its portfolio management team and Nicolas Edney of ADAR in the Prospectus are hereby deleted and replaced as described below:

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on page 28 of the Prospectus:

Investment Sub-Advisors

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Acuity Capital Management, LLC (“Acuity”), ADAR Investment Management, LLC (“ADAR”), Calypso Capital Management, LP (“Calypso”), Rock Maple Services, LLC (“Rock Maple”), TIG Advisors, LLC (“TIG”), Madison Street Partners, LLC (“Madison”) and Parametric Risk Advisers (“Parametric RA”).

Portfolio Managers	Title	Service Date (with the Fund)
R. Samuel Fraundorf, CFA, CPA	President at WTIA	2012
Greg Silberman, CA (SA), CFA	Vice President at WTIA	2012
Joshua A. Savadove, CFA, CAIA	Vice President at WTIA	2012
Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2012
David Freelove	Chief Investment Officer and Chair of the Investment Committee at Rock Maple	2012
Daniel J. Keating, CFA	Portfolio Manager and Member Of the Investment committee at Rock Maple	2012
David J. Harris	Managing Member and Portfolio Manager at Acuity	2012
Howard M. Needle	Managing Member and Portfolio Manager at Acuity	2012
Yehuda Blinder	Managing Member and Portfolio Manager at ADAR	2012
Mark Monroe	Partner and Portfolio Manager at ADAR	2012
Casey Gard	Managing Partner and Portfolio Manager at Calypso	2012
Stefan Mykytiuk	Portfolio Manager at TIG	2012
Steven C. Owsley	Founder and Portfolio Manager at Madison	2012
Drew M. Hayworth	Founder and Portfolio Manager at Madison	2012
Brad Berggren	Chief Executive Officer at Parametric RA	2012
Ken Everding	Managing Director and Portfolio Manager at Parametric RA	2012
Jonathan Orseck	Managing Director and Portfolio Manager at Parametric RA	2012
Larry Berman	Managing Director at Parametric RA	2012
Jim Roccas	Managing Director at Parametric RA	2012

The following amends and replaces certain information on page 113 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities” for the Fund:

Rock Maple Alternatives Fund – Greg Silberman, CFA, R. Samuel Fraundorf, CFA, CPA, Joshua A. Savadove, CFA, CAIA and Tom Pierce, CFA of WTIA are responsible for the day-to-day-management of the Alternatives Fund. David Freelove and Daniel J. Keating, CFA, of Rock Maple Services, LLC are responsible for assisting WFMC in the identification and selection of sub-advisors and in the portfolio construction process. Howard Needle and David J. Harris are responsible for the day-to-day management of any portion of the Fund allocated to Acuity Capital. Yehuda Blinder and Mark Monroe are responsible for the day-to-day management of any portion of the Fund allocated to ADAR. Casey Gard is responsible for the day-to-day management of any portion of the Fund allocated to Calypso. Stefan Mykytiuk is responsible for the day-to-day management of any portion of the Fund allocated to TIG. Steven C. Owsley and Drew M. Hayworth, CFA are responsible for the day-to-day management of any portion of the Fund allocated to Madison. Brad Berggren, Ken Everding, Jonathan Orseck, Larry Berman, and Jim Roccas are responsible for the day-to-day management of any portion of the Fund allocated to Parametric RA.

The “Portfolio Manager Biographies” of the Water Island portfolio managers and the “Portfolio Manager Biography” of Nicolas Edney of ADAR on pages 114-122 of the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-PRO-002-060713

Supplement dated June 7, 2013, to the Wilmington Funds

Statement of Additional Information dated August 31, 2012 (the “SAI”)

Wilmington Rock Maple Alternatives Fund (the “Fund”)

Effective at the close of business on June 7, 2013, Water Island Capital, LLC (“Water Island”) will cease to be sub-advisor of the Fund. Additionally, Nicolas Edney will cease to be a portfolio manager of ADAR Investment Management, LLC (“ADAR”). Accordingly, as of June 7, 2013, all references to Water Island and its portfolio management team and Nicolas Edney of ADAR in the SAI are hereby deleted and replaced as described below:

The following amends and replaces the information pertaining to the Fund on pages 91-92 of the SAI:

ROCK MAPLE ALTERNATIVES FUND

Each of Acuity Capital Management, LLC (“Acuity”), ADAR Investment Management LLC (“ADAR”), Calypso Capital Management, LP (“Calypso”), Rock Maple Services, LLC (“Rock Maple”), TIG Advisors, LLC (“TIG”), Madison Street Partners LLC (“Madison”) and Parametric Risk Advisers (“Parametric RA”) act as sub-advisors to the Fund.

Acuity is located at 60 Arch Street, Greenwich, CT 06830. Howard M. Needle and David J. Harris each may be deemed to control Acuity by virtue of owning greater than 25% of Acuity.

ADAR is located at 156 West 56th St., Suite 801 New York, NY 10019. Blinder Management LLC owns greater than 75% of ADAR. The Blinder 2004 Family Trust owns greater than 75% of Blinder Management LLC.

Calypso is located at 135 East 57th Street, 20th Floor, New York, NY 10022. Casey Gard may be deemed to control Calypso by virtue of owning greater than 25% of its general partner.

Rock Maple is located at 711 Fifth Avenue, 5th Floor, New York, NY 10022. David W. Freelove may be deemed to control Rock Maple by virtue of owning greater than 25% of Rock Maple.

TIG is located at 520 Madison Avenue, 26th Floor, New York, NY 10022. Carl H. Tiedemann may be deemed to control TIG by virtue of owning greater than 25% of TIG.

Madison is located at 3200 Cherry Creek South Drive, Suite 360, Denver, CO 80209. Steven C. Owsley and Drew M. Hayworth may be deemed to control Madison by virtue of owning greater than 25% of Madison.

Parametric RA is located at 518 Riverside Avenue, 1st Floor, Westport, CT 06880.

Rock Maple is entitled to receive an annual sub-advisory fee, calculated and paid monthly in arrears, of 0.40% of the average daily net assets of the Fund. The Fund is directly responsible for paying the following sub-advisors the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-advisor:

SUB-ADVISOR	SUBADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
Acuity	1.00%
ADAR	1.00%
Calypso	1.00%
TIG	1.00%
Madison	1.00%
Parametric RA	0.90%

All references to Water Island and its portfolio management team on page 115 of the SAI are hereby deleted.

All references to Nicolas Edney of ADAR on page 116 of the SAI are hereby deleted.

The following amends and replaces the “Addresses” information pertaining to Sub-Advisors to the Fund in the SAI:

Sub-advisors to Wilmington Rock Maple Alternatives Fund

Rock Maple Services, LLC

711 Fifth Avenue, 5th Floor

New York, New York 10022

Acuity Capital Management, LLC

60 Arch Street, 2nd Floor

Greenwich, Connecticut 06830

ADAR Investment Management LLC

156 West 56th Street, Suite 801

New York, New York 10019

Calypso Capital Management, LP

135 East 57th Street, 20th Floor

New York, New York 10022

Madison Street Partners, LLC

3200 Cherry Creek South Drive, Suite 360

Denver, Colorado 80209

Parametric Risk Advisors, LLC

518 Riverside Avenue, 1st Floor

Westport, Connecticut 06880

TIG Advisors, LLC

520 Madison Avenue, 26th Floor

New York, New York 10022

Please keep this Supplement for future reference.

SP-WT-SAI-002-060713